CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS
Schedule of contract assets
	December 31, 2022	December 31, 2021
Related parties (See Note 13)	1,679	1,685
Other trade receivables	3,356	4,330
	5,035	6,015